General and Administrative Expenses	12 Months Ended
Dec. 31, 2022
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 15: GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31,
	2022	2021	2020
	U.S. dollars in thousands

Salaries and expenses relating to employees and service providers	117	123	164
Expenses relating to options and shares to employees and non-employees	14	37	51
Patents and fees	141	137	150
Directors’ fees	68	64	67
Investor relations and travel	-	3	4
Rent and office maintenance	6	15	42
Insurance	202	229	151
Professional services	291	381	266
Other	11	12	15

	850	1,001	910